23. Leases - Movements of lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Balance at beginning of period	€ 804	€ 717
Repayment of lease liabilities	(521)	(405)	€ 0
New lease contracts	691	492
Balance at end of period	€ 974	€ 804	€ 717